Variable Interest Entities Consolidated VIE's Bond Table (Details) - Variable Interest Entity Primary Beneficiary	12 Months Ended
Dec. 31, 2014 USD ($)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Securities, Held in Trust, at Par Value	$ 14,731,000
Investment Income, Net	$ 929,279
Bent Tree [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Security, Maturity Date at a point in time	Dec. 15, 2030	[1]
Debt Instrument, Interest Rate, Stated Percentage	6.25%	[1]
Available-for-sale Securities, Held in Trust, at Par Value	$ 7,465,000	[1]
Investment Income, Net	$ 468,859	[1]
Fairmont Oaks [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Available-for-sale Security, Maturity Date at a point in time	Jan. 04, 2033	[1]
Debt Instrument, Interest Rate, Stated Percentage	6.30%	[1]
Available-for-sale Securities, Held in Trust, at Par Value	$ 7,266,000	[1]
Investment Income, Net	$ 460,420	[1]

[1]	Bonds held by ATAX TEBS I, LLC